Other Reserves	12 Months Ended
Jun. 30, 2025
Other Reserves [Abstract]
Other reserves

Note 14. Other reserves

The following table shows a breakdown of the consolidated statement of financial position line item ‘other reserves’ and the movements in these reserves during the year. A description of the nature and purpose of each reserve is provided below the table.

	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2022		3,053,197	113,222	3,166,419
Currency translation differences		-	(1,012)	(1,012)
Other comprehensive income		-	(1,012)	(1,012)
Transactions with owners in their capacity as owners
Options and warrants issued/expensed	14(ii)	104,753	-	104,753
Options and warrants lapsed/expired	14(ii)	(156,392)	-	(156,392)
Performance rights issued/expensed	14(ii)	122,201	-	122,201
At 30 June 2023		3,123,759	112,210	3,235,969

	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2023		3,123,759	112,210	3,235,969
Currency translation differences		-	2,266	2,266
Other comprehensive income		-	2,266	2,266
Transactions with owners in their capacity as owners
Options and warrants exercised	14(ii)	(43,780)	-	(43,780)
Options issued in the period (net of adjustments)	14(ii)	(11,932)	-	(11,932)
Lapse of unexercised options	14(ii)	(23,957)	-	(23,957)
Unlisted options issued/expensed	14(ii)	15,231	-	15,231
At 30 June 2024		3,059,321	114,476	3,173,797

	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2024		3,059,321	114,476	3,173,797
Currency translation differences		-	(1,358)	(1,358)
Other comprehensive income		3,059,321	113,118	3,172,439
Transactions with owners in their capacity as owners
Options and warrants issued/expensed (net of adjustments)	14(ii)	64,755	-	64,755
Options and warrants lapsed/expired	14(ii)	(1,741,178)	-	(1,741,178)
Performance rights issued/expensed		239,488	-	239,488
Performance rights exercised		(96,000)	-	(96,000)
At 30 June 2025		1,526,386	113,118	1,639,504

(i)	Nature and purpose of other reserves

Share-based payments

The share-based payment reserve records items recognized as expenses on valuation of share options and warrants issued to key management personnel, other employees and eligible contractors.

Foreign currency translation

Exchange differences arising on translation of foreign controlled entities are recognized in other comprehensive income as described in note 1(d) and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.

(ii)	Movements in options/warrants and performance rights:

Details	Notes	Number of Performance Rights and Options	Total A$
Balance at 30 June 2022		19,873,877	3,053,197
Share-based payment expenses – options[1]		1,430,000	104,753
Lapse of unexercised options		(8,424,157)	(156,392)
Share-based payment expenses - performance rights[2]		-	122,201
Balance at 30 June 2023		12,879,720	3,123,759
Exercise of unlisted options at $0.12 (2024-03-12)		(200,000)	(43,780)
Performance rights issued[2]		1,688,839	-
Lapse of unexercised options		(173,600)	(23,957)
Unlisted Options Issued/Expensed		-	15,231
Options issued in the period (net of adjustments)[3]		1,000,000	(11,932)
Balance at 30 June 2024		15,194,959	3,059,321
Options issued in the year (net of adjustments)[4]		3,000,000	55,584
Lapse of unexercised options		(8,016,120)	(1,741,178)
Share-based payments expense for options previously issued		-	9,171
Exercise of performance rights[5]		(1,326,747)	(96,000)
Performance rights issued in the year[6]		5,386,810	239,488
Lapse of performance rights issued in the year		(285,741)	-
Balance at 30 June 2025		13,953,161	1,526,386

1.	During the fiscal year 2022, 1,430,000 options were granted under OIP to Mr. Steven Lydeamore on 27 June 2022. Subsequently, these options have been issued to Mr. Steven Lydeamore in July 2022.

2.	During the fiscal year 2023, performance rights with a total value of $122,201 were granted to key management personnel and staff as part of their performance bonus. 1,688,839 performance rights were subsequently issued after the reporting period, on 12 July 2023. In which, 1,147,083 and 179,664 performance rights were issued to Mr. Steven Lydeamore and Dr. Jerry Kanellos as part of their fiscal year 2023 performance bonus of $83,000 and $13,000, respectively. These performance rights have Nil exercise price, exercisable on issue and expiring on 12 July 2027.

3.	1,000,000 options were granted to Mr. Paul Brennan upon his appointment March 16, 2022, but were subject to shareholder approval that was not obtained until 2023. The options have been expensed over the vesting period from when the service period commenced and Immuron have revised the estimate of the fair value at the grant date. Of the $(11,932) adjustment, $(12,896) relates to the difference between the estimated fair value and the grant date fair value of these options. The fair value at the shareholder approval date was determined using the Black-Scholes option pricing model and takes into account the exercise price, the term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, risk-free interest rate for the term of the security and certain probability assumptions. The offsetting of $965 relates to options issued for Dr. Jeannette Joughin.

[4]	1,000,000 options each were granted under OIP to Dr. Jeannette Joughin on 19 June 2024, Mr. Daniel Pollock and Prof. Ravi Savarirayan on 20 August 2024. Subsequently, these options were approved by shareholders at the 2024 annual general meeting held on 18 November 2024.

The fair value at the shareholder approval date was determined using the Black-Scholes option pricing model and takes into account the exercise price, security price at grant date, term and expected price volatility of the underlying security, the expected dividend yield, risk-free interest rate for the term of the security and certain probability assumptions.

5.	1,147,083 ordinary shares were issued to Mr. Steven Lydeamore during the year ended 30 June 2025 on the exercise of performance rights granted.

6.	2,736,515, 1,088,535 and 985,883 performance rights were granted under OIP to Mr. Steven Lydeamore on 20 September 2024, Dr. Jerry Kanellos on 21 September 2024 and Mr. Flavio Palumbo on 25 September 2024, respectively.